Offerings	Aug. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.35% First Mortgage Bonds, Series No. 41 due 2034
Amount Registered | shares	150,000,000
Maximum Aggregate Offering Price	$ 149,940,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,706.71
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering. The maximum aggregate offering price of that offering is $796,774,500.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.20% First Mortgage Bonds, Series No. 47 due 2056
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 646,834,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,327.84
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering. The maximum aggregate offering price of that offering is $796,774,500.